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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        9-30-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           11-13-09
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        137
                                        --------------------

Form 13F Information Table Value Total:    3,048,150,559
                                        --------------------


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                                       FORM 13F

Mairs and Power, Inc. Discretionary Clients' Holdings as of 09/30/09

         ITEM 1               ITEM 2       ITEM 3      ITEM 4          ITEM 5      ITEM 6       ITEM 7       ITEM 8
------------------------- -------------- --------- ------------- ----------------- ---------- ---------- ----------------
                                                      MARKET                 SH/   INVESTMENT            VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP       VALUE      SHARES     PRN   DISCRETION  MANAGERS        SOLE
------------------------- -------------- --------- ------------- ---------- ------ ---------- ---------- ----------------

COMMON STOCK

Abbott Laboratories              COM     002824100     5,980,719    120,896    SHR    SOLE                     120,896
ADC Telecom                      COM     000886309    14,782,827  1,772,521    SHR    SOLE                   1,772,521
Adobe Systems                    COM     00724F101       205,938      6,233    SHR    SOLE                       6,233
American Express                 COM     025816109     2,875,703     84,829    SHR    SOLE                      84,829
Amgen                            COM     031162100     2,854,782     47,398    SHR    SOLE                      47,398
Anadarko Pete Corp               COM     032511107       348,779      5,560    SHR    SOLE                       5,560
Apache Corp                      COM     037411105       350,699      3,819    SHR    SOLE                       3,819
Apple Computer                   COM     037833100       298,970      1,613    SHR    SOLE                       1,613
Assoc Banc Corp                  COM     045487105    20,333,512  1,780,518    SHR    SOLE                   1,780,518
AT&T                             COM     00206R102     1,091,339     40,405    SHR    SOLE                      40,405
Automatic Data Proc              COM     053015103       338,648      8,617    SHR    SOLE                       8,617
Badger Meter Inc                 COM     056525108     1,582,421     40,900    SHR    SOLE                      40,900
Bank of America Corp             COM     060505104     1,598,424     94,470    SHR    SOLE                      94,470
Bank of Hawaii                   COM     062540109       623,100     15,000    SHR    SOLE                      15,000
Baxter International             COM     071813109    80,468,304  1,411,477    SHR    SOLE                   1,411,477
Bemis                            COM     081437105    82,773,330  3,194,648    SHR    SOLE                   3,194,648
Berkshire Hathaway               COM     084670207       481,835        145    SHR    SOLE                         145
Berkshire Hathaway B             COM     084670207       468,694        141    SHR    SOLE                         141
Best Buy                         COM     086516101       529,745     14,119    SHR    SOLE                      14,119
BP PLC                           COM     055622104    22,088,610    414,965    SHR    SOLE                     414,965
Briggs & Stratton                COM     109043109     2,062,317    106,250    SHR    SOLE                     106,250
Bristol-Myers Squibb             COM     110122108     7,490,054    332,596    SHR    SOLE                     332,596
Burlington Northern              COM     12189T104       888,508     11,130    SHR    SOLE                      11,130
C H Robinson Worldwide           COM     12541W209    13,716,491    237,515    SHR    SOLE                     237,515
Carter Family Corp.              COM                   2,667,008     52,090    SHR    SOLE                      52,090
Caterpillar                      COM     149123101       229,702      4,475    SHR    SOLE                       4,475
Chevron Corp                     COM     166764100     5,626,487     79,888    SHR    SOLE                      79,888
Cisco                            COM     17275R102     1,661,618     70,587    SHR    SOLE                      70,587
Citigroup Inc                    COM     172967101       109,098     22,541    SHR    SOLE                      22,541
Coca-Cola                        COM     191216100       373,537      6,956    SHR    SOLE                       6,956
Colgate-Palmolive                COM     194162103       210,914      2,765    SHR    SOLE                       2,765
ConocoPhillips                   COM     20825C104    16,460,264    364,488    SHR    SOLE                     364,488
Corning                          COM     219350105    48,796,675  3,187,242    SHR    SOLE                   3,187,242
Daktronics, Inc                  COM     234264109    12,275,368  1,432,365    SHR    SOLE                   1,432,365
Deluxe Corp                      COM     248019101     1,704,425     99,674    SHR    SOLE                      99,674
Disney                           COM     254687106     4,524,062    164,751    SHR    SOLE                     164,751
Donaldson                        COM     257651109    95,132,385  2,747,109    SHR    SOLE                   2,747,109
Ecolab Inc                       COM     278865100   119,079,181  2,575,799    SHR    SOLE                   2,575,799
Emerson Electric                 COM     291011104   136,797,233  3,413,105    SHR    SOLE                   3,413,105
Enteromedics Inc.                COM     29365m109        92,380     19,286    SHR    SOLE                      19,286
Exxon Mobil Corp                 COM     30231G102    21,422,490    312,236    SHR    SOLE                     312,236
Fastenal Co.                     COM     311900104    27,143,870    701,392    SHR    SOLE                     701,392
Fedex Corp.                      COM     31428X106       270,792      3,600    SHR    SOLE                       3,600
Fiserv                           COM     337738108    16,568,750    343,750    SHR    SOLE                     343,750
FPL Group                        COM     302571104       272,505      4,934    SHR    SOLE                       4,934
G & K Services Cl A              COM     361268105    17,674,727    797,596    SHR    SOLE                     797,596
General Electric                 COM     369604103    69,580,891  4,237,569    SHR    SOLE                   4,237,569
General Mills                    COM     370334104    85,282,148  1,324,668    SHR    SOLE                   1,324,668
Genuine Parts                    COM     372460105       667,953     17,550    SHR    SOLE                      17,550
Graco Inc                        COM     384109104    89,958,140  3,227,777    SHR    SOLE                   3,227,777
Hawkins Chemical                 COM     420261109       350,400     15,000    SHR    SOLE                      15,000
HB Fuller                        COM     359694106    83,765,064  4,007,898    SHR    SOLE                   4,007,898
Hershey                          COM     427866108       785,127     20,204    SHR    SOLE                      20,204
Hewlett-Packard                  COM     428236103       609,198     12,904    SHR    SOLE                      12,904
Home Depot                       COM     437076102    10,470,476    393,036    SHR    SOLE                     393,036
Honeywell Inc                    COM     438516106    90,004,312  2,422,727    SHR    SOLE                   2,422,727
Hormel                           COM     440452100    70,830,574  1,994,104    SHR    SOLE                   1,994,104
IBM                              COM     459200101    11,616,622     97,121    SHR    SOLE                      97,121
Ingersoll Rand                   COM     G47791101       631,802     20,600    SHR    SOLE                      20,600
Intel                            COM     458140100    30,031,681  1,534,577    SHR    SOLE                   1,534,577
J.P. Morgan Chase & Co           COM     46625H100     8,182,114    186,721    SHR    SOLE                     186,721
Johnson & Johnson                COM     478160104   110,734,082  1,818,592    SHR    SOLE                   1,818,592
Kellogg                          COM     487836108       263,381      5,350    SHR    SOLE                       5,350
Kimberly-Clark                   COM     494368103    11,289,775    191,417    SHR    SOLE                     191,417
Kohls Corp                       COM     500255104       222,495      3,900    SHR    SOLE                       3,900
Lilly (Eli)                      COM     532457108    14,151,817    428,453    SHR    SOLE                     428,453
Lincoln Nat'l Corp               COM     534187109       618,886     23,886    SHR    SOLE                      23,886
Marshall & Ilsley                COM     571837103     3,170,824    392,915    SHR    SOLE                     392,915
McDonald's Corp                  COM     580135101       942,397     16,513    SHR    SOLE                      16,513
Medtox Scientific Inc            COM     584977201     3,560,830    391,300    SHR    SOLE                     391,300
Medtronic Inc                    COM     585055106   126,765,721  3,444,721    SHR    SOLE                   3,444,721
Merck & Co                       COM     589331107     4,392,933    138,885    SHR    SOLE                     138,885
Microsoft                        COM     594918104     6,246,102    242,850    SHR    SOLE                     242,850
MMM Co.                          COM     88579Y101   169,819,650  2,301,079    SHR    SOLE                   2,301,079
Moneygram Intl                   COM     60935Y109        35,796     11,400    SHR    SOLE                      11,400
Motorola                         COM     620076109       851,903     99,174    SHR    SOLE                      99,174
MTS Systems                      COM     553777103    52,967,021  1,813,318    SHR    SOLE                   1,813,318
Murphy Oil                       COM     626717102     1,440,286     25,018    SHR    SOLE                      25,018
Nokia                            COM     654902204       192,297     13,153    SHR    SOLE                      13,153
Nuveen Perf Inc Pfd              COM     nu2822911       250,000        100    SHR    SOLE                         100
Occidental Pete                  COM     674599105       993,798     12,676    SHR    SOLE                      12,676
Patterson Companies              COM     703395103    43,714,259  1,604,193    SHR    SOLE                   1,604,193
Pentair Inc                      COM     709631105   102,768,731  3,481,326    SHR    SOLE                   3,481,326
PepsiCo Inc                      COM     713448108       846,698     14,434    SHR    SOLE                      14,434
Pfizer Inc                       COM     717081103    57,114,298  3,451,015    SHR    SOLE                   3,451,015
Philip Morris Intl Inc           COM     718172109       504,167     10,344    SHR    SOLE                      10,344
Polymet Mining Corp              COM     731916102        26,300     10,000    SHR    SOLE                      10,000
Principal Financial              COM     74251V102    44,398,943  1,620,991    SHR    SOLE                   1,620,991
Procter & Gamble                 COM     742718109     2,523,530     43,569    SHR    SOLE                      43,569
Qmed Inc                         COM     747914109           215     21,530    SHR    SOLE                      21,530
Qualcomm, Inc.                   COM     747525103       460,145     10,230    SHR    SOLE                      10,230
Qwest Communications             COM     749121109        50,982     13,381    SHR    SOLE                      13,381
Rite Aid Corp                    COM     767754104        24,600     15,000    SHR    SOLE                      15,000
Royal Bank of Canada             COM     780087102     1,071,400     20,000    SHR    SOLE                      20,000
Royal Dutch Shell Spons ADR A    COM     780259206     1,914,149     33,470    SHR    SOLE                      33,470
Schlumberger Ltd                 COM     806857108    28,530,878    478,706    SHR    SOLE                     478,706
Sigma Aldrich                    COM     826552101       499,315      9,250    SHR    SOLE                       9,250
Sonus Networks                   COM     835916107        71,130     33,552    SHR    SOLE                      33,552
St. Jude Medical                 COM     790849103    59,739,095  1,531,379    SHR    SOLE                   1,531,379
Stratasys Inc.                   COM     862685104    19,310,234  1,125,305    SHR    SOLE                   1,125,305
Sturm Ruger                      COM     864159108       452,900     35,000    SHR    SOLE                      35,000
Super Valu                       COM     868536103    11,366,890    754,774    SHR    SOLE                     754,774
SurModics Inc                    COM     868873100    26,287,732  1,068,607    SHR    SOLE                   1,068,607
Sysco                            COM     871829107       210,430      8,468    SHR    SOLE                       8,468
Target Corp                      COM     87612E106   138,146,344  2,959,433    SHR    SOLE                   2,959,433
TCF Financial                    COM     872275102    59,333,121  4,550,086    SHR    SOLE                   4,550,086
Techne Corp                      COM     878377100    18,843,572    301,208    SHR    SOLE                     301,208
Tempra Technology                COM     200509271        74,000     40,000    SHR    SOLE                      40,000
Tennant Company                  COM     880345103       296,412     10,200    SHR    SOLE                      10,200
Toro                             COM     891092108    97,156,957  2,442,971    SHR    SOLE                   2,442,971
Travelers Companies Inc          COM     89417E109    44,836,813    910,762    SHR    SOLE                     910,762
United Health Group              COM     91324P102       862,177     34,432    SHR    SOLE                      34,432
United Parcel Service            COM     911312106    34,494,304    610,843    SHR    SOLE                     610,843
United Technologies              COM     913017109       677,054     11,112    SHR    SOLE                      11,112
US Bancorp                       COM     902973304    92,039,359  4,210,401    SHR    SOLE                   4,210,401
Valspar                          COM     920355104   115,523,436  4,199,325    SHR    SOLE                   4,199,325
Verizon Comm                     COM     92343V104     6,711,814    221,732    SHR    SOLE                     221,732
Walgreen Co.                     COM     931422109       436,938     11,661    SHR    SOLE                      11,661
WalMart                          COM     931142103       262,632      5,350    SHR    SOLE                       5,350
Washington Post Co               COM     939640108       702,120      1,500    SHR    SOLE                       1,500
Wells Fargo & Co                 COM     949746101   123,422,341  4,379,785    SHR    SOLE                   4,379,785
Western Union                    COM     959802109     2,964,480    156,685    SHR    SOLE                     156,685
Weyerhaeuser                     COM     962166104       413,449     11,281    SHR    SOLE                      11,281
Woodward Governor                COM     980745103       291,120     12,000    SHR    SOLE                      12,000
Wyeth                            COM     983024100     2,560,312     52,703    SHR    SOLE                      52,703
Xcel Energy Inc.                 COM     98389B100     8,522,647    442,965    SHR    SOLE                     442,965
Zimmer Holdings, Inc.            COM     98956P102    38,226,921    715,190    SHR    SOLE                     715,190

COMMON STOCK SUBTOTAL                              3,043,689,060 98,725,699                                 98,725,699

PREFERRED STOCK

Gen Elec Cap Corp 6.10% Pub In           369622519       240,800     10,000    SHR    SOLE                    10,000
USB CAP VIII 6.35%                       903307205       329,094     14,265    SHR    SOLE                    14,265
Wells Fargo Cap 6.25                     94979S207       286,384     12,975    SHR    SOLE                    12,975
Wells Fargo Cap 7% Due 9/1/31            94976Y207       275,228     10,870    SHR    SOLE                    10,870
Xcel Energy Inc. 7.6 Jr. Sub             98389B886       224,857      8,655    SHR    SOLE                     8,655

PREFERRED STOCK SUBTOTAL                               1,356,363     56,765                                   56,765

ETF

iShares MSCI EAFE Index Fd               464287465       772,628     14,130    SHR    SOLE                    14,130
iShares Russell 3000 Index Fd            464287689       233,702      3,770    SHR    SOLE                     3,770
iShares S&P 500 Index                    464287200       991,194      9,350    SHR    SOLE                     9,350
SPDR Trust Unit Sr 1                     78462F103       560,683      5,310    SHR    SOLE                     5,310

ETF SUBTOTAL                                           2,558,207     32,560                                   32,560

CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12             655419AC3       546,929    558,091    PRN    SOLE                   558,091

GRAND TOTALS                                       3,048,150,559 99,373,115                               99,373,115